condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jan. 01, 2017
condensed interim consolidated financial statements
Wireless handsets, parts and accessories	$ 268		$ 268		$ 322	$ 268
Costs of goods sold	$ 469	$ 446	$ 936	$ 854